Cover Page	Aug. 04, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 04, 2022
Entity Registrant Name	Ascent Industries Co.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-19687
Entity Tax Identification Number	57-0426694
Entity Address, Address Line One	1400 16th Street,
Entity Address, Address Line Two	Suite 270,
Entity Address, City or Town	Oak Brook,
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60523
City Area Code	(804)
Local Phone Number	822-3260
Entity Information, Former Legal or Registered Name	Synalloy Corporation
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	ACNT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000095953
Amendment Flag	false
Current Fiscal Year End Date	--12-31